REPURCHASE OF SHARES	12 Months Ended
Dec. 31, 2011
REPURCHASE OF SHARES
22.	REPURCHASE OF SHARES

On May 6, 2011, the Board of Directors approved a share repurchase program to repurchase up to US$30 million of its outstanding ADS of the Company from time to time over the next 12 months, depending on market conditions, share price and other factors, as well as subject to the memorandum and articles of association of the Company, the relevant rules under United States securities laws and regulations and the relevant stock exchange rules. The share repurchases may be made on the open market, in block trades or otherwise and is expected to include derivative transactions. The program may be suspended or discontinued at any time.

For the year ended December 31, 2011, 1,222,600 outstanding American Depositary Shares (“ADSs”) (4,890,400 shares) were repurchased for full retirement with a total consideration of RMB48,503,352. Additional paid-in capital was reduced by RMB48,502,683. 257,230 ADSs (1,028,920 shares) were repurchased but have not been retired with a total consideration of RMB 8,354,423 which is shown as treasury stock.